Income Taxes - Components of Income Taxes (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal:
Current									$ 66,756	$ 57,047
Deferred									10,355	15,589
Federal									77,111	72,636
State:
Current									5,213	4,091
Deferred									787	1,001
State									6,000	5,092
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current									71,969	61,138	88,373
Deferred									11,142	16,590	(25,855)
Income taxes	$ 24,293	$ 21,003	$ 17,924	$ 19,891	$ 19,987	$ 19,778	$ 19,165	$ 18,798	$ 83,111	$ 77,728	$ 62,518